NATURE OF OPERATIONS (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	6 Months Ended		12 Months Ended
	Aug. 31, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2019	Aug. 04, 2014
Subsidiary, Sale of Stock [Line Items]
Per share price				$ 12
Additional ordinary shares purchased				937,500
Procceds from Initial public offering, net of issuance costs		$ 26,306
Outstanding promissory note converted into ordinary shares				5,444,825
Accumulated deficit		$ 166,253			$ 152,073
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Ordinary shares issued	1,437,500			6,250,000
Per share price	$ 8			$ 12
Procceds from Initial public offering, net of issuance costs	$ 10,600			$ 78,800
Controlling Shareholder [Member]
Subsidiary, Sale of Stock [Line Items]
Percentage of acquired shares						100.00%